Employee benefits liabilities - fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 628	€ 862
Equity instruments	5,208	5,960
Fixed income securities	9,536	9,871
Investment funds	5,394	6,055
Insurance contracts and other	452	661
Total fair value of plan assets	21,218	23,409
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,426	1,641
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,098	1,170
Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	2,684	3,149
Investment funds	165	147
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	2,601	2,611
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	5,864	6,353
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,071	907
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,962	1,979
Mutual funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	3
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,374	1,460
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,893	2,466
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	611	816
Equity instruments	3,662	3,019
Fixed income securities	917	925
Investment funds	224	121
Insurance contracts and other	50	156
Total fair value of plan assets	5,464	5,037
Level 1 | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,426	1,633
Level 1 | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,098	1,170
Level 1 | Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,138	216
Investment funds	162	118
Level 1 | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	803	858
Level 1 | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	58
Level 1 | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	114	9
Level 1 | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Level 1 | Mutual funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	3
Level 1 | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	13	0
Level 1 | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 49	€ 0